Invested and working capital	12 Months Ended
Jun. 30, 2024
Invested and working capital [Abstract]
Invested and working capital
Section 4.	Invested and working capital

4.1.	Cash assets

	2024		2023
	$	’000	$	’000

Cash at bank		19,205		16,238
Short term deposits		16,510		36,471
Total cash assets		35,715		52,709
Cash flow reconciliation
Reconciliation of net cash outflow from operating activities to operating loss after tax
Loss for the period		(7,825)		(6,391)
Adjustments to reconcile profit to net cash flows:
Depreciation		118		52
Exploration expenditure written-off		31		45
Share-based payments		1,633		1,378
Net foreign exchange differences - unrealized		(96)		(1,811)
Interest income		(1,293)		(1,484)
Interest expense		11		9
Change in assets and liabilities during the financial year:
Decrease / (Increase) in trade and other receivables		(50)		(87)
(Decrease) / increase in provisions and employee benefits		(60)		(130)
Increase in accounts payable		344		350
Interest paid		(11)		-
Net cash used in operating activities		(7,198)		(8,069)

Cash and short-term deposits in the statement of financial position comprise cash at banks and on hand and short-term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

4.2.	Receivables

	2024	2023
	$’000	$’000
Current
Interest receivable	-	-
Other debtors	195	246
Prepayments	129	107
Total current trade and other receivables	324	353

Non-current
Other debtors	276	307
Total non-current trade and other receivables	276	307

Total current and non-current trade and other receivables	600	660

Receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method less provision for impairment. Impairment losses are recognized in the profit and loss.

4.3.	Current assets - other

	2024	2023
	$’000	$’000
Current
Prepayments	19	-
Total current other assets	19	-

4.4.	Plant and equipment

	2024		2023
	$	’000	$	’000
Plant and equipment - at cost		606		629
Less accumulated depreciation		(200)		(107)
Total plant and equipment		406		522

Reconciliation of the movement
Opening balance		522		-
Additions		2		601
Disposals		-		(27)
Depreciation expense		(118)		(52)
Closing balance		406		522

Tangible plant and equipment assets are stated at cost less accumulated depreciation and any impairment in value.  Depreciation is calculated on a straight-line basis over the useful life of the asset being between 1-4 years.

An item of plant and equipment is derecognized upon disposal.  Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in the statement of comprehensive income in the period the item is derecognized.

At each reporting date, the Group assesses whether there is any indication that an asset may be impaired.  Where an indicator of impairment exists, the Group makes a formal estimate of recoverable amount.  Where the carrying amount of an asset exceeds its recoverable amount the asset is considered impaired and is written down to its recoverable amount. Recoverable amount is the greater of fair value less costs to sell and value in use.

4.5.	Right of Use Asset

	2024	2023
	$’000	$’000
Premises - at cost	368	356
Less accumulated amortization	(297)	(154)
Total Right of Use Asset	71	202

Reconciliation of the movement
Opening balance	202	245
Additions	11	161
Disposals	-	-
Amortization expense	(142)	(206)
Foreign exchange translation difference	-	2
Closing balance	71	202

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

4.6.	Exploration and evaluation expenditure

Exploration and evaluation expenditure incurred by or on behalf of the Group is accumulated separately for each area of interest.  Such expenditure comprises net direct costs and an appropriate portion of related overhead expenditure but does not include general overheads or administrative expenditure not having a specific connection with a particular area of interest.

Exploration and evaluation costs in relation to separate areas of interest for which rights of tenure are current are brought to account in the year in which they are incurred and carried forward provided that:
•	such costs are expected to be recouped through successful development and exploitation of the area, or alternatively through its sale; or
•	exploration and/or evaluation activities in the area have not yet reached a stage which permits a reasonable assessment of the existence or otherwise of economically recoverable reserves.

The types of costs recognized as exploration and evaluation assets include costs to acquire the legal rights to explore in the specific area and costs incurred in respect of the search for mineral resources, determination of technical feasibility and the assessment of commercial viability of an identified resource, in accordance with IFRS 6.

A Final Investment Decision (FID) to develop the Project is expected to be made after considering the following key factors: required permits are in place, engineering has reached construction ready status, adequate offtake agreements have been signed to underwrite any debt requirements, and the Project is funded through a mix of equity and debt. In order to attract funding, the Project will need to demonstrate technical feasibility and commercial viability.

Once FID has been taken, all past and future exploration and evaluation assets in respect of the area of interest are tested for impairment and transferred to the cost of development. To date, no development decision has been made.

The Directors assess at each reporting date whether there is an indication that an asset has been impaired and for exploration and evaluation costs carried forward whether the above carry forward criteria are met. No indicator of impairment has been identified as at June 30 2024.

When the above criteria do not apply or when the Directors assess that the carrying value may exceed the recoverable amount the accumulated costs in respect of areas of interest are written off in the Statement of profit and loss and other comprehensive income.

	2024	2023
	$’000	$’000

Exploration and evaluation expenditure	187,664	152,226
Reconciliation of movement
Opening balance	152,226	118,487
Additions - Rhyolite Ridge	35,398	33,579
Exploration expenditure - non core	71	205
Exploration expenditure - written off	(31)	(45)
Carrying amount at the end of the financial year	187,664	152,226

The above amounts represent costs of areas of interest carried forward as an asset in accordance with the accounting policy described above.  The ultimate recoupment of exploration and evaluation expenditure in respect of an area of interest carried forward is dependent upon the discovery of commercially viable reserves and the successful development and exploitation of the respective areas or alternatively sale of the underlying areas of interest for at least their carrying value. Amortization, in respect of the relevant area of interest, is not charged until a mining operation has commenced.

All exploration and evaluation costs carried forward relate in large part to the Rhyolite Ridge Lithium–Boron Project in Nevada, USA. Exploration and evaluation expenditure on all other tenements owned by the Company has been fully impaired where applicable.

4.7.	Payables

	2024	2023
	$’000	$’000
Current
Trade creditors and other payables	4,056	6,805
Accrued expenses	487	1,535
Lease Liabilities	41	134
Total current payables	4,584	8,474

Non-current
Lease Liabilities	42	78
Total non-current payables	42	78
Total current and non-current payables	4,626	8,552

All financial liabilities are recognized initially at fair value net of directly attributable transaction costs.

After initial measurement, financial liabilities are subsequently measured at amortized cost.  Current payables, other than lease liabilities, due to their short-term nature are measured at amortized cost and are not discounted.

The current payables, other than lease liabilities, are unsecured and are non-interest bearing generally on 30-60 day terms.  The carrying amounts approximate fair value.

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in - substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

4.8.	Borrowings

	2024	2023
	$’000	$’000

Current
Other current debt	1,200	-
Total borrowings	1,200	-

Current debt is comprised of an unsecured loan from Sibanye Stillwater Limited. The loan will mature and be repaid in full 30 days following the termination of the strategic partnership unit purchase agreement (an agreement with Sibanye Stillwater Limited to make an equity investment of $490 million for a 50% share of the Rhyolite Ridge Project as announced on 16 September 2021) by either party, or alternatively, will be deducted from the initial capital commitment ($490 million) under the unit purchase agreement at closing (that is when all conditions precedent to the agreement are met and a final investment decision taken with Sibanye-Stillwater to develop the Rhyolite Ridge Project) . The interest rate is 0% to maturity date. If unpaid by maturity date, then the interest will be accrued at the Secured Overnight Financing Rate (SOFR) plus 8% per annum. The SOFR is the cost of borrowing cash overnight collateralised by Treasury securities.

4.9.	Provisions

Employee entitlements

	2024	2023
	$’000	$’000

Current
Provision for employee benefits	428	368
Total provisions	428	368

Provision is made for the Group’s liability for employee benefits arising from services rendered by employees to the end of the reporting period. Employee benefits that are expected to be settled within one year have been measured at the amounts expected to be paid when the liability is settled. Employee benefits payable later than one year have been measured at the present value of the estimated future cash outflows to be made for those benefits. In determining the liability, consideration is given to employee wage increases and the probability that the employee may satisfy vesting requirements. Those cash flows are discounted using market yields on high quality corporate bonds with terms to maturity that match the expected timing of cash flows.